Share-based Payments - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bonus Share Plan, Cash settled
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding (in shares)	12,295	33,046	23,666
Awards vested, deemed settled (in shares)	20,751	15,209	6,754
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding (in shares)	1,599,360
Awards vested, deemed settled (in shares)	14,623
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	5 years